Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Turnover	£ 33,754	£ 30,821	£ 30,186
Cost of sales	(11,863)	(10,241)	(10,342)
Gross profit	21,891	20,580	19,844
Selling, general and administration	(11,402)	(9,915)	(9,672)
Research and development	(4,568)	(3,893)	(4,476)
Royalty income	351	299	356
Other operating income/(expense)	689	(1,588)	(1,965)
Operating profit	6,961	5,483	4,087
Finance income	98	81	65
Finance expense	(912)	(798)	(734)
Profit on disposal of interest in associates		3	94
Share of after tax profits of associates and joint ventures	74	31	13
Profit before taxation	6,221	4,800	3,525
Taxation	(953)	(754)	(1,356)
Profit after taxation for the year	5,268	4,046	2,169
Profit attributable to non-controlling interests	623	423	637
Profit attributable to shareholders	4,645	3,623	1,532
Profit after taxation for the year	£ 5,268	£ 4,046	£ 2,169
Basic earnings per share (pence)	£ 0.939	£ 0.737	£ 0.314
Diluted earnings per share (pence)	£ 0.926	£ 0.729	£ 0.310